Intangible Assets (Details 1) (USD $) In Millions, unless otherwise specified					12 Months Ended												12 Months Ended			12 Months Ended				12 Months Ended
	Dec. 31, 2011 Santa Fe [Member]	Dec. 31, 2010 Santa Fe [Member]	Dec. 31, 2009 Santa Fe [Member]	Dec. 31, 2008 Santa Fe [Member]	Dec. 31, 2011 All Other [Member]	Dec. 31, 2010 All Other [Member]	Dec. 31, 2008 All Other [Member]	Dec. 31, 2010 Trademarks [Member]	Dec. 31, 2009 Trademarks [Member]	Dec. 31, 2008 Trademarks [Member]	Dec. 31, 2011 Trademarks [Member] RJR Tobacco [Member]	Dec. 31, 2010 Trademarks [Member] RJR Tobacco [Member]	Dec. 31, 2008 Trademarks [Member] RJR Tobacco [Member]	Dec. 31, 2010 Trademarks [Member] American Snuff [Member]	Dec. 31, 2008 Trademarks [Member] American Snuff [Member]	Dec. 31, 2011 Trademarks [Member] American Snuff [Member]	Dec. 31, 2011 Trademarks [Member] Consolidated [Member]	Dec. 31, 2010 Trademarks [Member] Consolidated [Member]	Dec. 31, 2008 Other Intangible Assets [Member]	Dec. 31, 2008 Other Intangible Assets [Member] RJR Tobacco [Member]	Dec. 31, 2011 Other Intangible Assets [Member] RJR Tobacco [Member]	Dec. 31, 2010 Other Intangible Assets [Member] RJR Tobacco [Member]	Dec. 31, 2009 Other Intangible Assets [Member] RJR Tobacco [Member]	Dec. 31, 2011 Other Intangible Assets [Member] Consolidated [Member]	Dec. 31, 2010 Other Intangible Assets [Member] Consolidated [Member]
Indefinite-lived:
Beginning Balance	$ 155	$ 155	$ 155	$ 155	$ 50	$ 47			$ 3,030		$ 1,152	$ 1,163		$ 1,152		$ 1,136	$ 2,443	$ 2,470	$ 103		$ 99	$ 99	$ 99	$ 149	$ 146
Impairment charge									(6)	(560)	(43)		(490)	(6)	(70)		(43)
Intersegment transfer							(44)													44
Acquisition of Niconovum AB							43												43
Foreign currency translation					(1)	3																		(1)	3
Reclassified as held for sale												(11)		(3)				(14)
Reclassified to finite-lived								(7)						(7)
Ending Balance	$ 155	$ 155	$ 155	$ 155	$ 49	$ 50	$ 48			$ 3,030	$ 1,109	$ 1,152	$ 1,653	$ 1,136	$ 1,222	$ 1,136	$ 2,400	$ 2,443	$ 103	$ 55	$ 99	$ 99	$ 99	$ 148	$ 149